Shareholder Report, Line Graph (Details) 191556_Distillate Intl Fundamental Stability - Value ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 14, 2020	Sep. 30, 2025
Distillate International Fundamental Stability & Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Distillate Intl Fundamental Stability & Value ETF NAV
Accumulated Value	$ 11,364	$ 9,323	$ 7,506	$ 10,178	$ 10,000	$ 13,612
Morningstar Global Markets ex-US NR USD
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Markets ex-US NR USD
Accumulated Value	$ 12,283	$ 9,838	$ 8,180	$ 10,957	$ 10,000	$ 14,242